Employee Benefit Plans (Schedule Of Projected Benefit Obligations And Accumulated Benefit Obligations In Excess Of Plan Assets Fair Value) (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Pension And OPEB Plans [Abstract]
Projected benefit obligations	$ 3,400	$ 3,162
Accumulated benefit obligations	3,283	3,069
Plan assets	$ 2,494	$ 2,249